Loans and financing	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loans and financing
21	Loans and financing

	Currency	Contractual interest rate - %	Effective interest rate - %	Maturity		12.31.2019	12.31.2018
Other currencies:
		5.05% to 6.38%	5.15% to 6.74%	2027	(i)	—	2,941.8
	US$	3.07% a 5.87%	3.11% a 5.87%	2030		—	124.1
Working capital		Libor 6M + 2.60%	Libor 6M + 2.60%	2021		—	219.8
	Euro	0.00%	0.00%	2026		—	19.60

Property, plant and equipment	US$	1.90%	1.90%	2037		47.9	55.8
		Libor 1M + 2.44% a 2.5%	Libor 1M + 2.44% a 2.5%	2024

						47.9	3,361.1

In local currency:
Project development	R$	3.50%	3.50%	2023		43.1	248.0
		TJLP + 0.00% to 6.00%	TJLP + 0.00% to 6.00%	2022

Export Credit Note	R$	11.00%	11.00%	2019		—	38.5

						43.1	286.5

Total						91.0	3,647.6

Current portion						14.9	179.3
Non-current portion						76.1	3,468.4

21.1	Issuance of Bonds
The issuances of Bonds are part of the disposal group (assets and related liabilities held for sale) as of December 31, 2019, pursuant to Note 4. The paragraphs below detail the issuances made by the Company and outstanding in the current financial position.
In October 2009, Embraer Overseas Limited issued US$ 500,000 in guaranteed notes at 6.375% p.a., due on January 15, 2020. The operations are fully and unconditionally guaranteed by the Parent Company. Because Embraer Overseas Limited is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations.
Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer S.A. made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023. In the case of bonds maturing in 2017, the exchange offer resulted in US$ 146,399 of the aggregate principal of existing notes and US$ 337,168 of the aggregate principal of the 2020 Notes, representing approximately 54.95% of the Notes exchanged. The total of the exchange offer, taking into account the effects of the exchange price on the negotiations and the total New Notes issued closed at approximately US$ 540,518 in principal at a rate of 5.696% p.a., maturing on September 16, 2023. The operations are fully and unconditionally guaranteed by the Parent Company.
In June 15, 2012, Embraer S.A. raised funds by issuing guaranteed notes, maturing on June 15, 2022, through an overseas offer of US$ 500,000 at a rate of 5.15% p.a.
In June 2015, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, which only performs financial operations, issued US$ 1,000,000 in Guaranteed Notes at 5.05% p.a., due on June 15, 2025, in an offering subsequently registered with the SEC. This operation is fully and unconditionally guaranteed by the Parent Company. Because Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations.
In February 2017, Embraer Netherlands Finance B.V., Embraer S.A. subsidiary, issued an offering registered with the SEC of US$ 750,000 with a nominal interest rate of 5.40% p.a. maturing February 1, 2027. The operations are fully and unconditionally guaranteed by the Parent Company. Because Embraer Netherlands Finance B.V. is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations.
As a result of our then pending strategic partnership with Boeing, on January 1, 2020, the Company implemented the internal carve-out of our Commercial Aviation business unit by means of the contribution by Embraer to the capital stock of Yaborã of the net assets comprising of assets, liabilities, properties, rights and obligations related to that business unit (Note 4). In this context, the Company amended the indentures governing the senior unsecured notes due 2020, 2022, 2023, 2025 and 2027, previously mentioned, in order to (i) substitute Embraer S.A. for Yaborã as the issuer of the notes due 2022; and (ii) have Yaborã substitute Embraer S.A. as guarantor of the notes due 2020, 2023, 2025 and 2027.
On March 10, 2020, Embraer S.A. and Yaborã further amended the indentures governing the notes due 2022, 2023, 2025 and 2027, without the consent of the holders of these notes, to reflect that, from such date, Embraer S.A. irrevocably and unconditionally guarantee the full and punctual payment of the principal, premium, interest, additional amounts and all other amounts that may become due and payable under the relevant notes and indentures. The terms of the supplemental indentures provide, among other things, that the Embraer S.A. guarantee shall automatically terminate on the date that the Company cease to own 100% of the share capital of Yaborã.
On March 17, 2020, Yaborã announced that it obtained the relevant consents of the holders of the notes due 2022, 2023, 2025 and 2027 and, accordingly, further amended the indentures under which the notes due 2022, 2023, 2025 and 2027 were issued.

On December 31, 2019, the changes in loans and financing were as follows:

	12.31.2019	12.31.2018	12.31.2017
Opening balance	3,647.6	4,198.3	3,759.9

Principal addition	400.5	124.0	972.9
Interest addition	186.3	218.0	192.7
Principal payment	(645.9)	(596.3)	(540.2)
Interest payment	(188.1)	(212.7)	(186.4)
Foreing exchange	(8.2)	(83.7)	(0.6)
Reclassification to held for sale	(3,301.2)	—	—

Ending balance	91.0	3,647.6	4,198.3

As of December 31, 2019, the maturity schedules of the long-term financing are:

Year
2021	27.7
2022	11.7
2023	8.5
2024	0.1
After 2024	28.1

76.1

As of December 31, 2019, the maturity schedules of the loans and financing classified as “held for sale” are (Note 4.2):

Year
2020	200.1
2021	203.0
2022	503.4
2023	517.8
2024	12.9
After 2024	1,864.1

3,301.3

21.2	Interest and guarantees
On December 31, 2019, loans denominated in US dollars (52.6% of the total) are mainly subject to fixed interest rates. The weighted average rate was 2.43% p.a. (5.57% p.a. on December 31, 2018).
On December 31, 2019, loans denominated in Reais (47.4% of the total) are subject to fixed interest rates or interest based on the Brazilian Long-term Interest Rate (“TJLP”) and CDI. The weighted average rate was 1.52% p.a. (2.47% p.a. on December 31, 2018).
On December 31, 2019, there are no loans in Euros (0.5% p.a. on December 31, 2018).
Real estate, machinery, equipment, commercial pledges and bank guarantees totaling US$ 164.0 as of December 31, 2019 (US$ 339.4 as of December 31, 2018) were provided as collateral for loans.

21.3	Restrictive clauses
Long-term financing contracts are subject to restrictive clauses, consistent with usual market practices, such as normal restrictions on the creation of new liens on assets, significant changes in the Company’s share control, sale of assets and payment of dividends in excess the minimum required by law in cases of default in financing and in transactions with controlled companies.
As of December 31, 2019, the Company and subsidiaries were in compliance with all the restrictive clauses, according with contracts clauses.